Condensed Consolidated Statements Of Shareholders' Deficit - USD ($) $ in Thousands	Common Stock [Member] Long-term Debt [Member]	Common Stock [Member] Short-term Debt [Member]	Common Stock [Member] Convertible Debt [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Long-term Debt [Member]	Additional Paid-in Capital [Member] Short-term Debt [Member]	Additional Paid-in Capital [Member] Convertible Debt [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Deficit [Member]	Long-term Debt [Member]	Short-term Debt [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Balance, value at Dec. 31, 2018				$ 287					$ 366,695	$ (38)	$ (392,292)			$ (38)	$ (25,310)
Issuance of common stock upon exercise of options and warrants				29											29
Issuance of common stock and warrants for services				6					234						240
Issuance of convertible debt with beneficial conversion feature									550						550
Issuance of common stock upon conversion	$ 19				$ 277							$ 296
Share-based compensation, net of shares withheld for taxes									589						589
Comprehensive loss for the period											(9,453)				(9,453)
Balance, value at Dec. 31, 2019				341					368,345		(401,783)				(33,097)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights				97					3,751
Issuance of common stock upon exercise of options and warrants				35					1,190
Issuance of common stock and warrants for services				7					257
Issuance of convertible debt with beneficial conversion feature		$ 22	$ 10			$ 318	$ 340		173
Share-based compensation, net of shares withheld for taxes				8					996
Comprehensive loss for the period											(13,174)				(13,174)
Balance, value at Sep. 30, 2020				520					375,370		(414,957)				(39,067)
Balance, value at Dec. 31, 2019				341					368,345		(401,783)				(33,097)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights				148					4,618						4,766
Issuance of common stock upon exercise of options and warrants				45					1,530						1,575
Issuance of common stock and warrants for services				7					297						304
Issuance of convertible debt with beneficial conversion feature									173						173
Issuance of common stock upon conversion	$ 15	$ 22			$ 437	$ 318						$ 452	$ 340
Share-based compensation, net of shares withheld for taxes				8					1,236						1,244
Comprehensive loss for the period											(19,578)				(19,578)
Balance, value at Dec. 31, 2020				586					376,954		(421,361)				(43,821)
Balance, value at Jun. 30, 2020				491					374,464		(413,289)				(38,334)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights				15					215
Issuance of common stock upon exercise of options and warrants				10					340
Issuance of common stock and warrants for services				1					25
Issuance of convertible debt with beneficial conversion feature			2				87
Share-based compensation, net of shares withheld for taxes				1					239
Comprehensive loss for the period											(1,668)				(1,668)
Balance, value at Sep. 30, 2020				520					375,370		(414,957)				(39,067)
Balance, value at Dec. 31, 2020				586					376,954		(421,361)				(43,821)
Issuance of common stock and warrants in private offerings, net of issuance costs and initial fair value of contingent payment rights				62					4,712
Issuance of common stock upon exercise of options and warrants				58					878
Issuance of common stock and warrants for services				9					829
Issuance of convertible debt with beneficial conversion feature			30				1,029
Share-based compensation, net of shares withheld for taxes				2					2,567
Comprehensive loss for the period											(8,977)				(8,977)
Balance, value at Sep. 30, 2021				747				$ (1,126)	385,843	279	(430,059)				(43,469)
Balance, value at Jun. 30, 2021				727					384,279		(427,955)				(42,949)
Issuance of common stock upon exercise of options and warrants				6					108
Issuance of common stock and warrants for services				2					208
Issuance of convertible debt with beneficial conversion feature			$ 12				$ 502
Share-based compensation, net of shares withheld for taxes									746
Comprehensive loss for the period											(2,104)				(2,104)
Balance, value at Sep. 30, 2021				$ 747				$ (1,126)	$ 385,843	$ 279	$ (430,059)				$ (43,469)